Company's Operations - Equity interests (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Company's Operations [Line Items]
%	100.00%	100.00%
Stock canceled During Period, Shares		(60,000,000,000)
F&E Tecnologia do Brasil S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Biofuel production, except alcohol
Country	Brazil
%	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity	Business office
Country	United States of America
%	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Port operations
Country	Brazil
%	100.00%	100.00%
FuturaGene Ltd. | England
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	England
%	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	United States of America
%	100.00%	100.00%
FuturaGene Israel Ltd. (Indirect) | ISRAEL
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	Israel
%	100.00%	100.00%
FuturaGene Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	United States of America
%	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Holding
Country	Brazil
%	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity	Port operations
Country	Brazil
%	100.00%	100.00%
Mucuri Energética S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Power generation and distribution
Country	Brazil
%	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Road freight transport
Country	Brazil
%	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Port operations
Country	Brazil
%	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Commercialization of equipment and parts
Country	Brazil
%	100.00%	100.00%
SFBC Participações Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Packaging production
Country	Brazil
%	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct) | ARGENTINA
Company's Operations [Line Items]
Main activity	Commercialization of paper and computer materials
Country	Argentina
%	100.00%	100.00%
Suzano Austria GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity	Business office
Country	Austria
%	100.00%	100.00%
Suzano Canada Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity	Lignin research and development
Country	Canada
%	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct) | ECUADOR
Company's Operations [Line Items]
Main activity	Business office
Country	Ecuador
%	100.00%	100.00%
Suzano Finland Oy (Direct) | FINLAND
Company's Operations [Line Items]
Main activity	Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country	Finland
%	100.00%	100.00%
Suzano International Finance B.V (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity	Financial fundraising
Country	Netherlands
%	100.00%	100.00%
Suzano International Holding B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity	Holding
Country	Netherlands
%	100.00%	100.00%
Suzano International Trade GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity	Business office
Country	Austria
%	100.00%	100.00%
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity	Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock
Country	United States of America
%	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	China
%	100.00%	100.00%
Suzano Netherlands B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity	Financial fundraising
Country	Netherlands
%	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
%	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity	Business office
Country	United States of America
%	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct) | SWITZERLAND
Company's Operations [Line Items]
Main activity	Business office
Country	Switzerland
%	100.00%	100.00%
Suzano Shanghai Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity	Business office
Country	China
%	100.00%	100.00%
Suzano Shanghai Trading Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity	Financial fundraising
Country	China
%	100.00%	100.00%
Suzano Singapura Pte. Ltd (Direct) | SINGAPORE
Company's Operations [Line Items]
Main activity	Business office
Country	Singapore
%	100.00%	100.00%
Suzano Trading International KFT(Direct) | HUNGARY
Company's Operations [Line Items]
Main activity	Business office
Country	Hungary
%	100.00%	100.00%
Suzano Ventures LLC (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity	Corporate venture capital
Country	United States of America
%	100.00%	100.00%
Veracel Celulose S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	50.00%	50.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Restoration, conservation and preservation of forests
Country	Brazil
Proportion of ownership interest in associate	16.66%	16.66%
Ensyn Corporation (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity	Biofuel research and development
Country	United States of America
Proportion of ownership interest in associate	24.80%	24.80%
F&E Technologies LLC (Direct/Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity	Biofuel production, except alcohol
Country	United States of America
Proportion of ownership interest in associate	50.00%	50.00%
Ibema Companhia Brasileira de Papel (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity	Industrialization and commercialization of paperboard
Country	Brazil
Proportion of ownership interest in associate	49.90%	49.90%
Simplifyber, Inc (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity	Production of consumer goods through the transformation of cellulose-based liquids
Country	United States of America
Proportion of ownership interest in associate	14.20%	13.91%
Spinnova Plc (Direct) (“Spinnova”) | FINLAND
Company's Operations [Line Items]
Main activity	Research of sustainable raw materials for the textile industry
Country	Finland
Proportion of ownership interest in associate	18.76%	18.77%
Woodspin Oy (Direct/Indirect) (“Woodspin”) | FINLAND
Company's Operations [Line Items]
Main activity	Development and production of cellulose-based fibers, yarns and textile filaments
Country	Finland
Proportion of ownership interest in associate	50.00%	50.00%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity	Software solutions based on artificial intelligence and computer vision for agribusiness
Country	Brazil
Proportion of ownership interest in associate	5.82%	5.82%
Celluforce Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity	Nanocrystalline pulp research and development
Country	Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	8.28%	8.28%
Lenzing Aktiengesellschaft (Indirect) | AUSTRIA
Company's Operations [Line Items]
Main activity	Production of wood-based cellulose fibers
Country	Austria
Proportion of ownership interest in associate	15.00%	15.00%
Nfinite Nanotechnology Inc. (Indirect) | CANADA
Company's Operations [Line Items]
Main activity	Research and development of smart nanocoatings
Country	Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	5.00%	5.00%